STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
GROUP STATEMENT OF COMPREHENSIVE INCOME
Revenues	£ 74,204	£ 18,957
Direct costs	(11,057)	(11,210)
Depreciation of Mining Equipment	(11,129)	(5,896)
Change in fair value of digital currencies	1,191	2,342
Realized gain/(loss) on sale of digital assets	437	(272)
Gross profit	53,646	3,921
Consulting fees	(684)	(690)
Professional fees	(1,533)	(114)
General and administrative	(6,081)	(1,363)
Reversal of credit loss provision		447
Share based payment charge	(1,938)	(331)
Foreign exchange	(589)	(271)
Total operating expenses	(10,825)	(2,322)
Operating profit	42,821	1,599
Fair value revaluation of variable consideration	236
Fair value gain/(loss) of investments	183
Loss on sale of investment	(629)
Finance costs - net	(2,142)	(157)
Equity accounted loss from associate	(1,198)
Income before income taxes	39,271	1,442
Tax expense	(8,506)
Net income/(loss)	30,765	1,442
Items which may be subsequently reclassified to profit or loss:
- Exchange differences on translation of foreign operations	(410)	265
- Equity accounted OCI from associate	6,571
- Fair value gains on intangible digital assets	414
Total other comprehensive income, net of tax	6,575	265
Total comprehensive income attributable to the equity holders of the Company	£ 37,340	£ 1,707
Earnings per share attributable to equity owners (pence)
Basic earnings per share	£ 7.7	£ 0.5
Diluted earnings per share	£ 7.4	£ 0.4